SCHEDULE OF LONG TERM DEBT (Details)		6 Months Ended	12 Months Ended
	Nov. 01, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 15, 2023 USD ($)	Oct. 19, 2023 COP ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 22, 2021 USD ($)	Jan. 22, 2021 COP ($)	Jan. 06, 2021 USD ($)	Jan. 06, 2021 COP ($)
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash		$ 4,679,291	$ 2,620,485
Remaining borrowing capacity
Amount outstanding		277,400,780	271,344,270
Accrued financing costs		827,501	752,874
Debt issuance costs, net		(2,349,802)	(2,242,909)
Total debt		275,878,479	269,854,235			$ 227,671,760	$ 209,326,775
Current portion of long-term debt		(12,287,698)	(16,703,098)
Total Long-term debt		263,590,781	253,151,137
Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash			2,620,485				3,192,272
Remaining borrowing capacity			1,141,001
Amount outstanding			271,344,270				215,849,667
Accrued financing costs			752,874				2,823,170
Debt issuance costs, net			(2,242,909)				(9,346,062)
Total debt			269,854,235				209,326,775	$ 188,719,114
Current portion of long-term debt			(16,703,098)				(23,576,982)
Total Long-term debt			253,151,137				98,383,315
Reclassified to short term due to debt waiver on Banco Davivienda Alajuela I SRL and Bancolombia & ITAU loans							(87,366,478)
Banco Nacional de Costa Rica, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Annual interest rate	The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards.
Amount outstanding	$ 7,373,460
Banco Nacional de Costa Rica, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Annual interest rate	The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards
Amount outstanding	$ 7,373,460
BBVA Peru [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Amount outstanding					$ 2,000,000
Annual interest rate					8.35%
Debt issuance costs, net				$ 46,973,443
BBVA Peru [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Amount outstanding					$ 2,000,000
Annual interest rate					8.35%
Debt issuance costs, net				$ 46,973,443
Bancolombia, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Amount outstanding									$ 12,800,000	$ 44,500,000,000
Bancolombia, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Amount outstanding									$ 12,800,000	$ 44,500,000,000
ITAU Corpbanca Colombia, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Amount outstanding											$ 10,100,000	$ 35,000,000,000
ITAU Corpbanca Colombia, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Amount outstanding											$ 10,100,000	$ 35,000,000,000
COSTA RICA
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash		692,831	620,485
Remaining borrowing capacity
Amount outstanding		$ 172,862,416	160,978,126
COSTA RICA | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash			620,485				1,987,110
Remaining borrowing capacity			1,141,001
Amount outstanding			160,978,126				123,288,248
COSTA RICA | BAC Credomatic, S.A [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		Refinanced
Annual interest rate		3Mo SOFR + 378 bps, no min. rate (except for the fixed rate of 8.1% from March 2023 to March 2024)
Restricted cash
Remaining borrowing capacity
Amount outstanding			$ 46,908,999
COSTA RICA | BAC Credomatic, S.A [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo SOFR + 432 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							2,218,382
COSTA RICA | BAC Credomatic, S.A One [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		April 2039
Annual interest rate		3Mo SOFR + 200 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 59,934,509
COSTA RICA | BAC Credomatic, S.A One [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo SOFR + 440 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							3,034,137
COSTA RICA | Banco Davivienda Costa Rica, S.A [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		Nov 2038
Annual interest rate		Year 1:7.0% Year 2: 7.3% Thereafter: 3Mo SOFR + 240 bps
Restricted cash		$ 72,346
Remaining borrowing capacity
Amount outstanding		$ 7,821,650	$ 7,974,306
COSTA RICA | Banco Davivienda Costa Rica, S.A [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo Secured Overnight Financing Rate (“SOFR”) + 435 bps, no min. rate
Restricted cash							874,210
Remaining borrowing capacity
Amount outstanding							30,411,676
COSTA RICA | Banco Nacional de Costa Rica, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR+140 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 65,111,489	$ 65,727,171
COSTA RICA | Banco Nacional de Costa Rica, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			0-2 years: 6.5%, Thereafter: 290 bps + US Prime Rate, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							7,583,783
COSTA RICA | Banco Nacional de Costa Rica, S.A. One [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR+140 bps
Restricted cash		$ 480,000	480,000
Remaining borrowing capacity
Amount outstanding		$ 18,113,690	$ 18,285,023
COSTA RICA | Banco Nacional de Costa Rica, S.A. One [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			April 2048
Annual interest rate			Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding			65,727,171
COSTA RICA | Banco Nacional de Costa Rica, S.A. Two [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR+140 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 15,022,127	$ 15,164,206
COSTA RICA | Banco Nacional de Costa Rica, S.A. Two [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			April 2048
Annual interest rate			Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps
Restricted cash			$ 480,000
Remaining borrowing capacity
Amount outstanding			18,285,023
COSTA RICA | Banco Nacional de Costa Rica, S.A. Three [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		April 2048
Annual interest rate		Year 1: 6.4% Year 2: 7.3% Thereafter: 3Mo SOFR + 280 bps
Restricted cash		$ 140,485	140,485
Remaining borrowing capacity
Amount outstanding		6,858,951	$ 6,918,421
COSTA RICA | Banco Nacional de Costa Rica, S.A. Three [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			April 2048
Annual interest rate			Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding			$ 15,164,206
COSTA RICA | Banco Davivienda Costa Rica, S.A One [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo SOFR + 435 bps, no min. rate
Restricted cash							309,814
Remaining borrowing capacity
Amount outstanding							11,355,244
COSTA RICA | Banco Davivienda Costa Rica, S.A Two [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo SOFR + 435 bps, no min. rate
Restricted cash							142,244
Remaining borrowing capacity
Amount outstanding							4,856,716
COSTA RICA | Banco Davivienda Costa Rica, S.A Three [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo SOFR + 442 bps, no min. rate
Restricted cash							339,900
Remaining borrowing capacity
Amount outstanding							10,731,686
COSTA RICA | Banco Davivienda Costa Rica, S.A Four [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo SOFR + 435 bps, no min. rate
Restricted cash							320,940
Remaining borrowing capacity
Amount outstanding							3,865,901
COSTA RICA | Banco davivienda costa rica SA five [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Nov, 2038
Annual interest rate			Year 1: 7.0% Year 2: 7.3% Thereafter: 3Mo SOFR + 240 bps
Restricted cash
Remaining borrowing capacity
Amount outstanding			$ 7,974,306
COSTA RICA | BAC Credomatic, S.A Two [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			US Prime Rate + 110 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							972,476
COSTA RICA | BAC Credomatic, S.A Three [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			3Mo SOFR + 439 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							6,562,983
COSTA RICA | BAC Credomatic, S.A Four [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			July 2031
Annual interest rate			3Mo SOFR + 378 bps, no min. rate (except for the fixed rate of 8.1% from March 2023 to March 2024)
Restricted cash
Remaining borrowing capacity			1,141,001
Amount outstanding			$ 46,908,999				34,997,899
COSTA RICA | Banco Promerica de Costa Rica, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			Prime Rate + 275 bps, no min. rate
Restricted cash							2
Remaining borrowing capacity
Amount outstanding							6,697,365
COSTA RICA | Banco nacional de costa rica SA four [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			April 2048
Annual interest rate			Year 1: 6.4% Year 2: 7.3% Thereafter: 3Mo SOFR + 280 bps
Restricted cash			$ 140,485
Remaining borrowing capacity
Amount outstanding			6,918,421
PERU
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash		3,986,460	2,000,000
Remaining borrowing capacity
Amount outstanding		$ 60,554,114	62,000,000
PERU | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash			2,000,000				1,205,162
Amount outstanding			62,000,000				36,680,766
PERU | BBVA Peru Tranche 1 [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		March 2053
Restricted cash		$ 1,614,732
Remaining borrowing capacity
Amount outstanding		$ 47,596,844	$ 48,670,000
Annual interest rate		8.50%
PERU | BBVA Peru Tranche 1 [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			March 2053
Restricted cash
Remaining borrowing capacity
Amount outstanding			$ 48,670,000
Annual interest rate			8.50%
PERU | BBVA Peru Tranche 2 [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		March 2053
Restricted cash		$ 371,728
Remaining borrowing capacity
Amount outstanding		$ 10,957,270	$ 11,330,000
Annual interest rate		8.40%
PERU | BBVA Peru Tranche 2 [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			March 2053
Restricted cash
Remaining borrowing capacity
Amount outstanding			$ 11,330,000
Annual interest rate			8.40%
PERU | BBVA Peru [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		July 2024
Restricted cash		$ 2,000,000	$ 2,000,000
Remaining borrowing capacity
Amount outstanding		$ 2,000,000	$ 2,000,000
Annual interest rate		8.35%
PERU | BBVA Peru [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			July 2024
Restricted cash			$ 2,000,000
Remaining borrowing capacity
Amount outstanding			$ 2,000,000
Annual interest rate			8.35%
PERU | International finance corporation tranche one [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			6Mo SOFR + 425 bps, no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							21,671,047
PERU | International finance corporation tranche two [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Refinanced
Annual interest rate			6Mo SOFR + 525 bps no min. rate
Restricted cash							1,205,162
Amount outstanding							15,009,719
COLOMBIA
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 43,984,250	48,366,144
COLOMBIA | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash
Remaining borrowing capacity
Amount outstanding			48,366,144				40,880,653
COLOMBIA | Bancolombia, S.A. [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		January 2036
Annual interest rate		IBR +327 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 20,988,185	$ 23,087,020
COLOMBIA | Bancolombia, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			January 2036
Annual interest rate			IBR +327 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding			23,087,020				18,688,521
COLOMBIA | Bancolombia SA one [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		May 2036
Annual interest rate		IBR +365 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 16,969,122	$ 18,738,132
COLOMBIA | Bancolombia SA one [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			May 2036
Annual interest rate			IBR +365 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding			18,738,132				15,145,128
COLOMBIA | BTG [Member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date		November 2025
Annual interest rate		IBR +695 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding		$ 6,026,943	$ 6,540,992
COLOMBIA | BTG [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			August 2024
Restricted cash
Remaining borrowing capacity
Amount outstanding			$ 6,540,992
COLOMBIA | ITAU Corpbanca Colombia, S.A. [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Paid
Annual interest rate			IBR +447 bps no min. rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							7,047,004
PERU [member] | BTG [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Annual interest rate			IBR +720 bps no min. rate
PANAMA | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Restricted cash
Remaining borrowing capacity
Amount outstanding							15,000,000
PANAMA | Banco BTG Pactual S.A. — Cayman Branch [Member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Expiration date			Paid
Annual interest rate			SOFR + 600 bps, no min rate
Restricted cash
Remaining borrowing capacity
Amount outstanding							$ 15,000,000